Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,054,000
Previously Paid Amount	0.00
Total Fee Amount	467.57
Total Offset Amount	0.00
Net Fee	467.57
Narrative - Max Aggregate Offering Price	$ 3,054,000
Final Prospectus	true